Acquisition (Details Textual)	12 Months Ended
	Dec. 31, 2012 USD ($)	Jun. 30, 2013	Jul. 27, 2012 USD ($)	Jul. 27, 2012 CAD	May 16, 2012	Dec. 31, 2012 Art Agolli [Member]	Dec. 31, 2012 Albania [Member]
Business Acquisition Equity Interest Number Of Shares Acquired			60,000	60,000
Business Acquisition, Percentage of Voting Interests Acquired		60.00%	60.00%	60.00%	60.00%
Business Acquisition Percentage Of Royalty Interest Payment	10.00%
Payment Of Royalty Interest Term	10 years
Business Acquisition Purchase Price Allocation Fair Value				250,000
Convertible Debt, Fair Value Disclosures			500,000
Convertible Debt Discount	45,148
Noncontrolling Interest, Ownership Percentage by Parent	60.00%					100.00%	40.00%
Payments to Acquire Businesses, Gross	250,000
Business Acquisitions Purchase Price Allocation Current Liabilities Long Term Debt			$ 250,000